Details of Significant Accounts - Pensions, schedule of movements in net defined benefit liability (Details) - Perfect Mobile Corp. (Taiwan) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
At January 1	$ (73)	$ (104)
Current service cost	(4)	(2)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(78)	(107)
Remeasurements:
Return on plan assets		1
Change in demographic assumptions	(1)	(8)
Change in financial assumptions		10
Experience adjustments	(3)	19
Remeasurements	(4)	22
Pension fund contribution	2	2
Net exchange differences	1	10
Balance at December 31	(79)	(73)
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
At January 1	(84)	(113)
Current service cost	(4)	(2)
Interest (expense) income	(1)	(1)
Net defined benefit liability	(89)	(116)
Remeasurements:
Return on plan assets		0
Change in demographic assumptions	(1)	(8)
Change in financial assumptions		10
Experience adjustments	(3)	19
Remeasurements	(4)	21
Pension fund contribution	0	0
Net exchange differences	1	11
Balance at December 31	(92)	(84)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
At January 1	11	9
Current service cost	0	0
Interest (expense) income	0	0
Net defined benefit liability	11	9
Remeasurements:
Return on plan assets		1
Change in demographic assumptions	0	0
Change in financial assumptions		0
Experience adjustments	0	0
Remeasurements	0	1
Pension fund contribution	2	2
Net exchange differences	0	(1)
Balance at December 31	$ 13	$ 11